Note 4 - Revenue Recognition (Tables)	12 Months Ended
Mar. 31, 2020
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Year Ended
	March 31, 2020	March 31, 2019
Canned Vegetables	$877.4	$815.8
B&G*	122.8	71.2
Frozen	105.0	113.1
Fruit Products	97.4	91.9
Chip Products	11.5	9.7
Prepared Foods	105.0	79.6
Other	16.7	18.3
	$1,335.8	$1,199.6